Financial risk management - Carrying value and the fair value of financial instruments measured at amortized cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Securities measured at amortized cost
Corporation bonds	₩ 11,428,463	₩ 11,750,467
Other financial assets	21,896,490	23,238,932
Borrowing debts:
Borrowings	49,279,175	43,167,065
Debts:
Other financial liabilities	32,099,649	29,880,879
Fair value
Assets:
Deposits measured at amortized cost	27,123,736	24,216,932
Loans at amortized cost:
Loans measured at amortized cost	409,344,807	390,406,822
Securities measured at amortized cost
Government bonds	33,820,827	34,377,110
Financial institution bonds	6,294,481	3,477,834
Corporation bonds	11,428,463	11,750,467
Securities at amortized cost	51,543,771	49,605,411
Other financial assets	22,129,807	23,389,209
Financial assets at amortized cost, Total	510,142,121	487,618,374
Deposit liabilities
Demand deposits	157,446,276	172,107,724
Time deposits	195,886,583	161,301,409
Certificate of deposit	14,748,736	16,606,894
Issued bill deposit	6,631,276	5,817,844
CMA Deposits	4,634,010	5,246,478
Others	3,110,993	3,648,983
Deposit liabilities	382,457,874	364,729,332
Borrowing debts:
Call-money	1,276,301	1,534,611
Bills sold	15,006	9,019
Bonds sold under repurchase agreements	9,544,536	10,709,115
Borrowings	37,602,027	30,803,417
Borrowings debts	48,437,870	43,056,162
Debts:
Borrowings in won	62,059,253	69,081,140
Borrowings in foreign currency	13,051,576	11,076,757
Debt	75,110,829	80,157,897
Other financial liabilities	31,790,397	29,872,186
Financial liabilities at amortized cost, Total	537,796,970	517,815,577
Carrying value
Assets:
Deposits measured at amortized cost	27,227,755	24,232,013
Loans at amortized cost:
Loans measured at amortized cost	412,291,511	389,137,156
Securities measured at amortized cost
Government bonds	38,371,463	34,679,301
Financial institution bonds	6,530,386	3,423,536
Corporation bonds	13,069,644	11,827,239
Securities at amortized cost	57,971,493	49,930,076
Other financial assets	21,896,490	23,238,932
Financial assets at amortized cost, Total	519,387,249	486,538,177
Deposit liabilities
Demand deposits	157,446,276	172,107,724
Time deposits	196,265,911	161,498,901
Certificate of deposit	14,921,375	16,576,536
Issued bill deposit	6,631,858	5,818,001
CMA Deposits	4,634,010	5,246,478
Others	3,111,315	3,649,035
Deposit liabilities	383,010,745	364,896,675
Borrowing debts:
Call-money	1,276,301	1,534,611
Bills sold	15,057	9,032
Bonds sold under repurchase agreements	9,544,536	10,709,115
Borrowings	38,443,281	30,914,307
Borrowings debts	49,279,175	43,167,065
Debts:
Borrowings in won	63,927,063	69,288,982
Borrowings in foreign currency	13,361,720	10,860,381
Debt	77,288,783	80,149,363
Other financial liabilities	32,099,649	29,880,879
Financial liabilities at amortized cost, Total	541,678,352	518,093,982
Level 1
Assets:
Deposits measured at amortized cost	429,794	252,474
Securities measured at amortized cost
Government bonds	22,668,684	23,045,322
Financial institution bonds	1,898,457	698,105
Securities at amortized cost	24,567,141	23,743,427
Financial assets at amortized cost, Total	24,996,935	23,995,901
Level 2
Assets:
Deposits measured at amortized cost	26,693,942	23,964,458
Loans at amortized cost:
Loans measured at amortized cost	5,832,484	2,387,533
Securities measured at amortized cost
Government bonds	11,152,143	11,331,788
Financial institution bonds	4,396,024	2,779,729
Corporation bonds	11,428,463	11,662,046
Securities at amortized cost	26,976,630	25,773,563
Other financial assets	12,598,487	14,200,356
Financial assets at amortized cost, Total	72,101,543	66,325,910
Deposit liabilities
Demand deposits	157,446,276	172,107,724
CMA Deposits	4,634,010	5,246,478
Others	3,057,789	3,553,942
Deposit liabilities	165,138,075	180,908,144
Borrowing debts:
Call-money	1,276,301	1,534,611
Borrowings	19,922
Borrowings debts	1,296,223	1,534,611
Debts:
Borrowings in won	31,665,994	38,474,804
Borrowings in foreign currency	9,625,410	7,956,414
Debt	41,291,404	46,431,218
Other financial liabilities	8,921,782	9,413,875
Financial liabilities at amortized cost, Total	216,647,484	238,287,848
Level 3
Loans at amortized cost:
Loans measured at amortized cost	403,512,323	388,019,289
Securities measured at amortized cost
Corporation bonds		88,421
Securities at amortized cost		88,421
Other financial assets	9,531,320	9,188,853
Financial assets at amortized cost, Total	413,043,643	397,296,563
Deposit liabilities
Time deposits	195,886,583	161,301,409
Certificate of deposit	14,748,736	16,606,894
Issued bill deposit	6,631,276	5,817,844
Others	53,204	95,041
Deposit liabilities	217,319,799	183,821,188
Borrowing debts:
Bills sold	15,006	9,019
Bonds sold under repurchase agreements	9,544,536	10,709,115
Borrowings	37,582,105	30,803,417
Borrowings debts	47,141,647	41,521,551
Debts:
Borrowings in won	30,393,259	30,606,336
Borrowings in foreign currency	3,426,166	3,120,343
Debt	33,819,425	33,726,679
Other financial liabilities	22,868,615	20,458,311
Financial liabilities at amortized cost, Total	₩ 321,149,486	₩ 279,527,729